Operating income (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Disclosure of breakdown of operating income	Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	FOR THE THREE MONTHS ENDED JUNE 30, 2024	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2024	FOR THE SIX MONTHS ENDED JUNE 30, 2025
Research tax credit ("CIR")	1,515	1,047	2,665	2,017
Subsidies	4,096	—	4,121	—
Other	18	46	29	70
Total operating income	5,628	1,093	6,815	2,087